ASSET ACCUMULATOR

ASSET PORTFOLIO MANAGER

CORPORATE BENEFITS

ESTATE DESIGNER

FIRSTLINE

FIRSTLINE II

STRATEGIC ADVANTAGE I AND II

STRATEGIC INVESTOR

VARIABLE SURVIVORSHIP

FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE
INSURANCE POLICIES

issued by

Security Life of Denver Insurance Company

and its

Security Life Separate Account L1

Supplement Dated May 12, 2015

This supplement provides up-to-date information about the company and updates and amends your current prospectus and Statement of Additional Information, as applicable, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus and/or Statement of Additional Information for future reference.

______________________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the VY® DFA World Equity and the VY® Franklin Templeton Founding Strategy Portfolios.

The Board of Board of Trustees of ING Investors Trust approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about August 14, 2015 (the “Reorganization Date”), the following Merging Funds will reorganize with and into the following Surviving Funds.

Merging Funds	Surviving Funds
VY® DFA World Equity Portfolio (Class I)	Voya Global Value Advantage Portfolio (Class I)
VY® Franklin Templeton Founding Strategy Portfolio (Class I)	Voya Solution Moderately Aggressive Portfolio (Class I)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a Merging Fund to any other available subaccount or to the fixed account. See the Transfers section of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

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On the Reorganization Date. On the Reorganization Date, your investment in a subaccount that invests in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your policy value immediately before the reallocation will equal your policy value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds will no longer be available through your policy. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the Transfers section of your policy prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.voyalifecustomerservice.com.

NOTICE OF AN UPCOMING FUND ADDITION

In connection with the upcoming fund merger involving the Voya Global Portfolio referenced above, effective on the Reorganization Date Class I shares of the Voya Solution Moderately Aggressive Portfolio will be added to your policy as a replacement investment option.

Please note the following information about the Voya Solution Moderately Aggressive Portfolio:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution Moderately Aggressive Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks capital growth through a diversified asset allocation strategy.

The Voya Solution Moderately Aggressive Portfolio is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

IMPORTANT INFORMATION ABOUT THE COMPANY

Information about the Security Life of Denver Insurance Company found in your policy prospectus and/or Statement of Additional Information, as applicable, is deleted and replaced with the following:

Security Life of Denver Insurance Company (“Security Life,” “we,” “us,” “our,” and the “company”) issues the variable universal life insurance policy described in this prospectus and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 8055 East Tufts Avenue, Suite 650, Denver, Colorado 80237.

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We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the company, by the end of 2016.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE POLICIES

The following chart lists the funds that are available through the policies, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth FundSM (Class 2) Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income FundSM (Class 2) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International FundSM (Class 2) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Fidelity® VIP Contrafund® Portfolio (Service Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Service Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
M Capital Appreciation Fund [1] Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: Frontier Capital Management Company, LLC	Seeks to provide maximum capital appreciation.
M International Equity Fund [1] Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: Northern Cross, LLC	Seeks to provide long-term capital appreciation.
M Large Cap Growth Fund [1] Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: DSM Capital Partners LLC	Seeks to provide long-term capital appreciation.
M Large Cap Value Fund [1] Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: AJO, LP	Seeks to provide long-term capital appreciation.
Neuberger Berman AMT Socially Responsive Portfolio® (Class I) Investment Adviser: Neuberger Berman Management LLC Subadvisers: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Perspectives Portfolio (Class I) [2] Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Value Advantage Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya Liquid Assets Portfolio (Class I and Class S) [3] Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Investment Adviser: Directed Services LLC

Subadvisers: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Retirement Growth Portfolio (Class I) [2] Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of the Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class I) [2] Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class I) [2] Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Small Company Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
VY® Baron Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® DFA World Equity Portfolio (Class I) [2] Investment Adviser: Directed Services LLC Subadvisers: Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® FMR® Diversified Mid Cap Portfolio (Class I) [4] Investment Adviser: Directed Services LLC Subadvisers: Fidelity Management & Research Company	Seeks long-term growth of capital.
VY® Franklin Templeton Founding Strategy Portfolio (Class I) Investment Adviser: Directed Services LLC	Seeks capital appreciation. Income is a secondary consideration.
VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Oppenheimer Global Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: OppenheimerFunds, Inc.	Seeks capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Pioneer High Yield Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price International Stock Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

1     This fund is only available through broker/dealers associated with the M Financial Group.

2     This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

3     Class I shares of this fund are available in the following products:  Estate Designer, FirstLine I, Firstline II, Strategic Advantage I and II and Variable Survivorship. Class S shares of this fund are available in the following products:  Asset Accumulator, Asset Portfolio Manager, Corporate Benefits and Strategic Investor.

4     FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

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IMPORTANT INFORMATION ABOUT FUNDS

CLOSED TO NEW INVESTMENT

The subaccounts that invest in the following funds have been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers

Seeks as high a level of current income as is consistent with the preservation of capital.
Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Van Eck VIP Global Hard Assets Fund [1] Investment Adviser: Van Eck Associates Corporation	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Voya Aggregate Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Strategic Allocation Conservative Portfolio (Class I) [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio (Class I) [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Strategic Allocation Moderate Portfolio (Class I) [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.voyalifecustomerservice.com. See the Transfers section of your policy prospectus for information about making fund allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the Lapse section of your policy prospectus for more information about how to keep your policy from lapsing. See also the Reinstatement section of your policy prospectus for information about how to put your policy back in force if it has lapsed.

1     The Van Eck VIP Global Hard Assets Fund was never offered as an investment option in the Corporate Benefits product.

2     This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 5065

Minot, ND 58702-5065

1-877-253-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.AACEFF-15GW	Page 13 of 13	May 2015